Shareholder Report, Holdings (Details)	Jun. 30, 2025
Madison Aggregate Bond ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Madison Aggregate Bond ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Madison Aggregate Bond ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Madison Aggregate Bond ETF | Towd Point Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Madison Aggregate Bond ETF | GE HealthCare Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Madison Aggregate Bond ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Madison Aggregate Bond ETF | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Madison Aggregate Bond ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Aggregate Bond ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Madison Aggregate Bond ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Madison Aggregate Bond ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Madison Aggregate Bond ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Madison Aggregate Bond ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Covered Call ETF | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Covered Call ETF | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Covered Call ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Covered Call ETF | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Covered Call ETF | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Covered Call ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Covered Call ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Madison Covered Call ETF | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Madison Covered Call ETF | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Madison Covered Call ETF | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Covered Call ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Madison Covered Call ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Madison Covered Call ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Madison Covered Call ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Madison Covered Call ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Madison Covered Call ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Madison Covered Call ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Madison Covered Call ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Madison Covered Call ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Madison Covered Call ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Madison Dividend Value ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Dividend Value ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Dividend Value ETF | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Dividend Value ETF | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Dividend Value ETF | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Dividend Value ETF | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Dividend Value ETF | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Dividend Value ETF | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Dividend Value ETF | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Dividend Value ETF | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Madison Dividend Value ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Madison Dividend Value ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Madison Dividend Value ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Madison Dividend Value ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Madison Dividend Value ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Madison Dividend Value ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Madison Dividend Value ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Madison Dividend Value ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Dividend Value ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Dividend Value ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Madison Short-Term Strategic Income ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Short-Term Strategic Income ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Madison Short-Term Strategic Income ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Madison Short-Term Strategic Income ETF | GE HealthCare Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Madison Short-Term Strategic Income ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Madison Short-Term Strategic Income ETF | PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Short-Term Strategic Income ETF | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Short-Term Strategic Income ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Madison Short-Term Strategic Income ETF | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Madison Short-Term Strategic Income ETF | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Madison Short-Term Strategic Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Short-Term Strategic Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Madison Short-Term Strategic Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Madison Short-Term Strategic Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Madison Short-Term Strategic Income ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Madison Short-Term Strategic Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Madison Short-Term Strategic Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Madison Short-Term Strategic Income ETF | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Madison Short-Term Strategic Income ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Madison Short-Term Strategic Income ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%